Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 106,000	$ 26,000	$ 560,000	$ 203,000
Cost of sales	(120,000)	(33,000)	(470,000)	(93,000)
Operating expenses	(175,000)	(191,000)	(1,046,000)	(326,000)
Depreciation and amortization	0	(11,000)	(85,000)	(20,000)
Loss from disposal of discontinued operations	(164,000)	0	(739,000)	0
Income tax benefit	140,000	78,000	704,000	80,000
Loss from discontinued operations, net	$ (213,000)	$ (131,000)	$ (1,076,000)	$ (156,000)
Loss per share from discontinued operations, net:
Basic (in dollars per share)			$ (0.09)	$ (0.02)
Diluted (in dollars per share)			$ (0.08)	$ (0.02)
Basic and Diluted (in dollars per share)	$ (0.01)	$ (0.01)
Weighted average shares outstanding:
Basic (in shares)	14,069,419	10,830,312	11,698,880	9,193,101
Diluted (in shares)	14,069,419	10,830,312	12,816,674	9,791,493
Basic and Diluted (in shares)	14,069,419	10,830,312